Related Parties - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended									12 Months Ended
	Sep. 17, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Class F	Dec. 31, 2012 Class F Preferred Units	Dec. 31, 2010 Class F Preferred Units	Dec. 31, 2012 Class E Preferred Units	Dec. 31, 2010 Class E Preferred Units	Dec. 31, 2010 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class F	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class F Preferred Units	Dec. 31, 2010 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class F Preferred Units	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class E Preferred Units	Dec. 31, 2010 Aviv Healthcare Properties Limited Partnership and Subsidiaries Class E Preferred Units	Dec. 31, 2012 Officer	Dec. 31, 2011 Officer	Dec. 31, 2012 Officer Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Officer Aviv Healthcare Properties Limited Partnership and Subsidiaries
Related Party Transaction [Line Items]
Loan received																	$ 300,000		$ 300,000
Related parties payable																2,000,000		2,000,000
Percentage of services fee		0.60%								0.60%
Percentage of annual dividend				8.25%							8.25%
Face amount dividend		28,778,392	23,622,483	53,700,000							53,700,000
Preferred units call, IRR rate							15.00%							15.00%
Redemption of Preferred Units						23,602,649		92,001,451					23,602,649		92,001,451
Preferred units purchased and settled						50.00%							50.00%
Distributions to partners and accretion	68,635,411					23,600,000			79,980,308				23,600,000
Preferred units, annual dividend		12.50%			9.38%							9.38%
Preferred units, face amount					$ 23,600,000							$ 23,600,000